Other long term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Noncurrent [Abstract]
Directors' deferred stock unit plan	$ 14,375	$ 13,413
Deferred gain on sale-leaseback	6,593	8,438	$ 7,654
Other	3,536	2,353
Deferred lease inducements liability	0	1,419
Other long term obligations	$ 24,504	$ 25,623